Income Tax Expense - Reconciliation (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense
Current income taxes	kr (23,484)	kr (11,539)	kr (4,581)
Deferred tax	14,316	8,688	8,417
Income tax expense recognized in the consolidated statements of income	(9,168)	(2,851)	3,836
Reconciliation of effective tax rate
Accounting loss before income tax	(457,017)	(409,417)	(513,373)
Tax in accordance with applicable tax rate in Sweden 20.6%	94,145	84,340	105,755
Effect of other tax rates for foreign subsidiaries	(16,159)	(11,857)	11,481
Tax attributable to non-deductible tax losses carried forward and unrecognized deferred tax assets	(68,074)	(64,150)	(101,785)
Non-deductible expenses	(22,406)	(11,184)	(11,615)
Non-taxable income	(3,326)
Income tax expense recognized in the consolidated statements of income	kr 9,168	kr 2,851	kr (3,836)
At the effective income tax rate (in %)	(2.00%)	(1.00%)	1.00%
Applicable tax rate (in %)	20.60%